Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted Average Exercise Price	Remaining Contractual Terms in Years	Weighted Average Grant Date Fair Value
At December 31, 2019	6,880	2.90	5.65	0.68

Granted during the year	7,382	10.41	—	5.01
Forfeit during the year	(815)	7.79	—	4.11
Migration to RSU	(2,587)	1.48	—	1.48
Exercised during the year (i)	(1,182)	1.38	—	0.42

At December 31, 2020	9,678	2.90	5.65	0.68

Granted during the year	1,799	10.66	—	5.10
Forfeit during the year	(156)	8.76	—	4.44
Exercised during the year (i)	(2,512)	1.44	—	0.44

At December 31, 2021	8,809	4.78	5.37	1.58

Stock options exercisable as of December 31, 2021	1,719	2.19	4.22	0.64

Summary of Restricted Stock Units Granted Under The Plan
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted Average Grant Date Fair Value
At December 31, 2019	—	1.37

RSU granted due to migration	2,343	1.57
RSU granted (ordinary grants)	276	1.27
Forfeit during the year	(36)	0.65

At December 31, 2020	2,583	1.37

RSU granted	1,619	13.88
Forfeit during the year	(576)	3.34
Settled (i)	(625)	1.57

At December 31, 2021	3,001	7.70

Summary of Classification of Stock-based Compensation in Consolidated Statements
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations which includes both stock-based compensation of VTEX and Loja Integrada:

	December 31, 2021	December 31, 2020	December 31, 2019
Subscription cost	696	84	30
Services cost	376	78	77
Sales and marketing	5,530	991	182
Research and development	5,896	1,131	271
General and administrative	7,087	1,011	187

Total	19,585	3,295	747

Loja Integrada Share Based Compensation Plan [Member]
Statements [Line Items]
Summary of Options Granted Under The Plan
Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted Average Exercise Price	Remaining Contractual Terms in Years	Weighted Average Grant Date Fair Value
At December 31, 2020	—	—	—	—

Granted during the year	23.57	12.37	—	5.47
Forfeit during the year	—	—	—	—
Exercised during the year	—	—	—	—

At December 31, 2021	23.57	12.37	6.35	5.47

Summary of Restricted Stock Units Granted Under The Plan
The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted Average Grant Date Fair Value
At December 31, 2020	—	—

RSU granted	94.90	11.22
Forfeit during the year	—	—
Settled (i)	(11.87)	11.22

At December 31, 2021	83.03	11.22